Commitments and Contingencies (Schedule of Contractual Obligations) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Jan. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Accounts payable and accruals	$ 3,630	$ 3,188
Convertible debt (Note 8)	49,067
Non-convertible debt (Note 9)	92,268
Total	144,965	$ 111,094
Less than 1 year [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Accounts payable and accruals	3,630
Convertible debt (Note 8)	51,183
Non-convertible debt (Note 9)	96,294
Firm commitments	448
Total	151,555
1 - 3 years [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Accounts payable and accruals
Convertible debt (Note 8)
Non-convertible debt (Note 9)
Firm commitments	581
Total	581
3 - 5 year [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Accounts payable and accruals
Convertible debt (Note 8)
Non-convertible debt (Note 9)
Firm commitments	500
Total	500
More than 5 years [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Accounts payable and accruals
Convertible debt (Note 8)
Non-convertible debt (Note 9)
Firm commitments
Total
Carrying Value [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Accounts payable and accruals	3,630
Convertible debt (Note 8)	49,067
Non-convertible debt (Note 9)	92,268
Firm commitments
Total	144,965
Contractual Cash Flow [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Accounts payable and accruals	3,630
Convertible debt (Note 8)	51,183
Non-convertible debt (Note 9)	96,294
Firm commitments	1,529
Total	$ 152,636